IPO Related Expenses (Tables)	6 Months Ended
Dec. 31, 2025
IPO Related Expenses [Abstract]
Schedule of IPO Related Expenses
	Consolidated
	31 December 2025	31 December 2024
	$	$
Legal fees	-	54,781
Consultant fees	-	526,227
NASDAQ LIsting fee	-	56,586
	-	637,594